Exhibit 99.1

World Omni Select Auto Trust 2021-A
Monthly Servicer Certificate
September 30, 2025

Dates Covered
Collections Period	09/01/25 - 09/30/25
Interest Accrual Period	09/15/25 - 10/14/25
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/25	110,259,692.36	11,213
Principal Payments	7,286,618.43	283
Defaulted Receivables	532,280.10	42
Repurchased Accounts	0.00	0
Pool Balance at 09/30/25	102,440,793.83	10,888

Pool Statistics	$ Amount	# of Accounts
Pool Factor	9.65%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,061,120,455.52	39,395

Delinquent Receivables:
Past Due 31-60 days	11,372,973.75	937
Past Due 61-90 days	3,485,120.46	264
Past Due 91-120 days	456,055.68	37
Past Due 121+ days	0.00	0
Total	15,314,149.89	1,238

Total 31+ Delinquent as % Ending Pool Balance	14.95%
Total 61+ Delinquent as % Ending Pool Balance	3.85%
Delinquency Trigger Occurred	NO

Recoveries	625,971.92
Aggregate Net Losses/(Gains) - September 2025	(93,691.82)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-1.02%
Prior Net Losses/(Gains) Ratio	-0.03%
Second Prior Net Losses/(Gains) Ratio	0.70%
Third Prior Net Losses/(Gains) Ratio	0.05%
Four Month Average	-0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.91%

Overcollateralization Target Amount	21,222,409.11
Actual Overcollateralization	102,440,793.83
Weighted Average Contract Rate	8.15%
Weighted Average Remaining Term	20.75

Flow of Funds	$ Amount
Collections	8,674,571.12
Investment Earnings on Cash Accounts	22,034.26
Reserve Fund Balance	5,305,602.28
Servicing Fee	(114,853.85)
Aggregate Purchase Amount	102,973,073.93
Transfer to Collection Account	-
Available Funds	116,860,427.74

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	-
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	18,227.78
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	57,300.00
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	89,037,283.25
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	27,747,616.71

Total Distributions of Available Funds	116,860,427.74

Servicing Fee	114,853.85
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	817,050,000.00
Original Class B	61,020,000.00
Original Class C	61,020,000.00
Original Class D	47,750,000.00
Original Class E	21,220,000.00

Total Class A, B, C, D & E
Note Balance @ 09/15/25	89,037,283.25
Principal Paid	89,037,283.25
Note Balance @ 10/15/25	0.00

Class A-1
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-2
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class A-3
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class B
Note Balance @ 09/15/25	0.00
Principal Paid	0.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class C
Note Balance @ 09/15/25	20,067,283.25
Principal Paid	20,067,283.25
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class D
Note Balance @ 09/15/25	47,750,000.00
Principal Paid	47,750,000.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Class E
Note Balance @ 09/15/25	21,220,000.00
Principal Paid	21,220,000.00
Note Balance @ 10/15/25	0.00
Note Factor @ 10/15/25	0.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	75,527.78
Total Principal Paid	89,037,283.25
Total Paid	89,112,811.03

Class A-1
Coupon	0.09567%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.53000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	0.85000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	1.09000%
Interest Paid	18,227.78
Principal Paid	20,067,283.25
Total Paid to C Holders	20,085,511.03

Class D
Coupon	1.44000%
Interest Paid	57,300.00
Principal Paid	47,750,000.00
Total Paid to D Holders	47,807,300.00

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	21,220,000.00
Total Paid to E Holders	21,220,000.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0749239
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	88.3253807
Total Distribution Amount	88.4003046

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.2987181
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	328.8640323
Total C Distribution Amount	329.1627504

D Interest Distribution Amount	1.2000000
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	1,000.0000000
Total D Distribution Amount	1,001.2000000

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	1,000.0000000
Total E Distribution Amount	1,000.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/25	5,305,602.28
Investment Earnings	18,126.96
Investment Earnings Paid	(18,126.96)
Deposit/(Withdrawal)	(5,305,602.28)
Balance as of 10/15/25	0.00
Change	(5,305,602.28)

Required Reserve Amount	0.00

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,714,724.18	$1,599,777.26	$2,238,447.56
Number of Extensions	155	150	184
Ratio of extensions to Beginning of Period Receivables Balance	1.56%	1.36%	1.78%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2021-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.